Schedule of changes in expected amortization expense (Details) $ in Thousands	12 Months Ended
Jul. 31, 2019 CAD ($)
2019
Disclosure Of Intangible Assets And Other Longer Term Assets [Line Items]
(Decrease) increase in amortization expense	$ (87)
2020
Disclosure Of Intangible Assets And Other Longer Term Assets [Line Items]
(Decrease) increase in amortization expense	(119)
2021
Disclosure Of Intangible Assets And Other Longer Term Assets [Line Items]
(Decrease) increase in amortization expense	(100)
2022
Disclosure Of Intangible Assets And Other Longer Term Assets [Line Items]
(Decrease) increase in amortization expense	(3)
Later
Disclosure Of Intangible Assets And Other Longer Term Assets [Line Items]
(Decrease) increase in amortization expense